Revenue - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Contract assets, current	$ 81,441	$ 67,780	$ 58,200
Contract liabilities, current	(23,176)	(30,027)	(20,716)
Contract liabilities, noncurrent	(1,270)	(1,414)	(2,204)
Total contract liabilities	(24,446)	(31,441)	(22,920)
Net contract assets	$ 56,995	$ 36,339	$ 35,280